Accumulated other comprehensive income	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Accumulated other comprehensive income

Note 32.     Accumulated other comprehensive income

USD'000
Accumulated other comprehensive income as at December 31, 2019		(1,453)
Total net foreign currency translation adjustments	1,824
Total change in unrealized gains related to available-for-sale debt securities	5,385
Total defined benefit pension adjustment	1,189
Total adjustment from change in Ownership	(5)
Total other comprehensive income/(loss), net		8,393
Accumulated other comprehensive income as at December 31, 2020		6,940
Total net foreign currency translation adjustments	(1,720)
Total change in unrealized gains related to available-for-sale debt securities	1,965
Total defined benefit pension adjustment	1,572
Total reclassification adjustments	(7,350)
Total other comprehensive income/(loss), net		(5,533)
Accumulated other comprehensive income as at December 31, 2021		1,407

There is no income tax expense or benefit allocated to other comprehensive income.